Investment Objectives and Goals	Sep. 30, 2025
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks a superior total rate of return, with an emphasis on current income, by investing in fixed income instruments.
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
MassMutual Premier Funds_Pro | MassMutual Global Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund
Prospectus [Line Items]
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.